FINANCIAL INSTRUMENTS (Schedule of Remaining Contractual Maturities of Financial Liabilities) (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Disclosure of financial liabilities [line items]
Accounts payable and accrued liabilities	$ 25,198	$ 30,374
Within a year [Member]
Disclosure of financial liabilities [line items]
Accounts payable and accrued liabilities	25,198
2-3 years [Member]
Disclosure of financial liabilities [line items]
Accounts payable and accrued liabilities
4-5 years [Member]
Disclosure of financial liabilities [line items]
Accounts payable and accrued liabilities